UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001757886

RMF Proprietary Issuance Trust 2021-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Richard Jensen, (973) 542-7033

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Narrative
99.2	Schedule 1 – Clayton Conditions Summary Report
99.3	Schedule 2 – Clayton Conditions Detail Report
99.4	Schedule 3 – Clayton Loan Grades Report
99.5	Schedule 4 – Clayton Loan Level Tape Compare Report
99.6	Schedule 5 – Clayton Valuations Summary Report
99.7	Schedule 6 – Recovco Mortgage Management, LLC (“Recovco”) Narrative
99.8	Schedule 6 – Recovco Loan Level Exceptions
99.9	Schedule 7 – Recovco Findings Detail
99.10	Schedule 8 – Recovco Rating Agency Grades
99.11	Schedule 9 - Recovco Data Discrepancies
99.12	Schedule 10 – Recovco Valuation Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RMF Asset funding llc (Depositor)

Date: May 24, 2021	By:	/s/Timothy Isgro
		Name:	Timothy Isgro
		Title:	President